Rotable spare parts, furniture and equipment, net - Reconciliation of changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		$ 7,385,334		$ 5,782,282
Additions		3,682,005	$ 3,310,803
Disposals and transfers		(2,971,631)	(1,247,357)
Borrowing costs, net		(17,822)	127,742
Other movements		1,098	(287)
Depreciation		(797,827)	(587,849)	(427,756)
Balance at end of the year	$ 364,994	7,281,157	7,385,334
Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		10,877,907
Balance at end of the year		12,152,595	10,877,907
Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(3,492,573)
Balance at end of the year		(4,871,438)	(3,492,573)
Aircraft Spare engines
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		54,771
Depreciation		(5,946)	(1,787)
Balance at end of the year		52,984	54,771
Flight equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		733,250		664,322
Additions		668,376	692,186
Disposals and transfers		(861,761)	(538,370)
Depreciation		(73,952)	(84,888)
Balance at end of the year		465,913	733,250
Flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		1,287,102
Balance at end of the year		1,689,473	1,287,102
Flight equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(553,852)
Balance at end of the year		(1,223,560)	(553,852)
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		40,950		15,235
Additions		128	5,596
Other movements		2,317	34,840
Depreciation		(16,379)	(14,721)
Balance at end of the year		27,016	40,950
Constructions and improvements | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		172,460
Balance at end of the year		175,407	172,460
Constructions and improvements | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(131,510)
Balance at end of the year		(148,391)	(131,510)
Computer equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		13,071		16,547
Additions		1,648	1,730
Disposals and transfers			(131)
Other movements		713	1,999
Depreciation		(7,613)	(7,074)
Balance at end of the year		7,819	13,071
Computer equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		47,566
Balance at end of the year		49,945	47,566
Computer equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(34,495)
Balance at end of the year		(42,126)	(34,495)
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		36,660		38,306
Additions		733	1,461
Disposals and transfers			(10)
Other movements		101	2,757
Depreciation		(5,768)	(5,854)
Balance at end of the year		31,726	36,660
Office furniture and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		70,709
Balance at end of the year		67,035	70,709
Office furniture and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(34,049)
Balance at end of the year		(35,309)	(34,049)
Electric power equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		9,012		5,122
Additions			2,487
Other movements		36	2,487
Depreciation		(1,373)	(1,084)
Balance at end of the year		7,675	9,012
Electric power equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		20,412
Balance at end of the year		20,448	20,412
Electric power equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(11,400)
Balance at end of the year		(12,773)	(11,400)
Workshop tools
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		4,852		3,369
Additions		851	3,137
Other movements			284
Depreciation		(2,374)	(1,938)
Balance at end of the year		3,329	4,852
Workshop tools | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		26,875
Balance at end of the year		27,727	26,875
Workshop tools | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(22,023)
Balance at end of the year		(24,398)	(22,023)
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		9,634		446
Other movements		222	9,529
Depreciation		(2,533)	(341)
Balance at end of the year		7,323	9,634
Motorized transport equipment platform | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		15,026
Balance at end of the year		15,247	15,026
Motorized transport equipment platform | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(5,392)
Balance at end of the year		(7,924)	(5,392)
Communications equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		5,777		4,911
Additions			355
Disposals and transfers			(2)
Other movements		1,083	1,446
Depreciation		(1,095)	(933)
Balance at end of the year		5,765	5,777
Communications equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		14,099
Balance at end of the year		14,803	14,099
Communications equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(8,322)
Balance at end of the year		(9,038)	(8,322)
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		10,209		4,481
Additions			4,278
Disposals and transfers			(35)
Other movements		4,273	2,529
Depreciation		(1,549)	(1,044)
Balance at end of the year		12,933	10,209
Workshop machinery and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		16,301
Balance at end of the year		20,574	16,301
Workshop machinery and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(6,092)
Balance at end of the year		(7,641)	(6,092)
Service carts on board
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		2,121		126
Additions		1,541	2,273
Depreciation		(558)	(278)
Balance at end of the year		3,104	2,121
Service carts on board | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		7,675
Balance at end of the year		9,216	7,675
Service carts on board | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(5,554)
Balance at end of the year		(6,112)	(5,554)
Allowance for obsolescence [Member]
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		3,000
Additions			(3,000)
Balance at end of the year		3,000	3,000
Allowance for obsolescence [Member] | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		3,000
Balance at end of the year		3,000	3,000
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		4,507,770		3,672,090
Additions		2,185,902	1,412,790
Disposals and transfers		(1,755,724)	(704,852)
Borrowing costs, net		(17,822)	127,742
Balance at end of the year		4,920,126	4,507,770
Pre-delivery payments | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		4,507,770
Balance at end of the year		4,920,126	4,507,770
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		474,240		142,738
Additions		176,607	525,556
Disposals and transfers		(354,146)	(3,957)
Other movements		(243,156)	(190,097)
Balance at end of the year		53,545	474,240
Construction and improvements in process | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		474,240
Balance at end of the year		53,545	474,240
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		1,540,788		$ 1,214,589
Additions		646,219	661,954
Other movements		235,509	133,939
Depreciation		(684,633)	(469,694)
Balance at end of the year		1,737,883	1,540,788
Leasehold improvements to flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		4,220,672
Balance at end of the year		5,092,049	4,220,672
Leasehold improvements to flight equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(2,679,884)
Balance at end of the year		$ (3,354,166)	$ (2,679,884)